RESERVES	12 Months Ended
Dec. 31, 2018
RESERVES [abstract]
Disclosure of reserves

22           RESERVES

According to the provisions of the Articles of Association of the Company, the Company shall first set aside 10% of its profit after tax attributable to shareholders as indicated in the Company’s statutory financial statements for the statutory surplus reserve (except where the reserve has reached 50% of the Company’s registered share capital) in each year. The Company may also make appropriations from its profit attributable to shareholders to a discretionary surplus reserve, provided that it is approved by a resolution passed in a shareholders’ general meeting. These reserves cannot be used for purposes other than those for which they are created and are not distributable as cash dividends without the prior approval obtained from the shareholders in a shareholders’ general meeting under specific circumstances.

When the statutory surplus reserve is not sufficient to make good for any losses of the Company in previous years, the current year profit attributable to shareholders shall be used to make good the losses before any allocations are set aside for the statutory surplus reserve.

The statutory surplus reserve, the discretionary surplus reserve and the share premium account could be converted into share capital of the Company provided it is approved by a resolution passed in a shareholders’ general meeting with the provision that the ending balance of the statutory surplus reserve does not fall below 25% of the registered share capital amount. The Company may either allot newly created shares to the shareholders at the same proportion of the existing number of shares held by these shareholders, or it may increase the par value of each share.

23         RESERVES (CONTINUED)

For the year ended 31 December 2016, 2017 and 2018, the directors proposed the following appropriations to reserves of the Company:

	2016	2016	2017	2017	2018	2018
	Percentage	RMB’000	Percentage	RMB’000	Percentage	RMB’000

Statutory surplus reserve	10%	117,050	10%	101,982	10%	83,612

In accordance with the provisions of the Articles of Association of the Company, the profit after appropriation to reserves and available for distribution to shareholders shall be the lower of the retained earnings determined under (a) PRC GAAP or (b) IFRS. Due to the fact that the statutory financial statements of the Company have been prepared in accordance with PRC GAAP, the retained earnings so reported may be different from those reported in the statement of changes in shareholders’ equity prepared under IFRS contained in these financial statements. The main difference between the retained earnings of the Company determined under PRC GAAP and those determined under IFRS was relating to accounting policies in respect of investment in associates adopted under PRC GAAP and IFRS.

For the year 2016,2017 and 2018, the movement of ‘Special reserve - Safety Production Fund’ of the Group are as below:

	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Beginning of the year	-	-	-
Appropriation for retained earnings	204,792	227,250	242,456
Utilisation	(204,792)	(227,250)	(242,456)
End of the year	-	-	-

The Company is engaged in passenger and freight transportation business. In accordance with the regulations issued by Ministry of Finance and State Administration of Work Safety of the PRC, the Company is required to establish a special reserve ("Safety Production Fund") calculated based on the passenger and freight transportation revenue of the previous year using the following percentages:

(a)   1% for regular freight business;

(b)   1.5% for passenger transportation, dangerous goods delivery business and other special business.

23         RESERVES (CONTINUED)

The Safety Production Fund is mainly used for the renovation and maintenance of security equipment and facilities. For the purpose of the consolidated financial statements under IFRS, such reserve is established through an appropriation from retained earnings based on the aforementioned method. When the Safety Production Fund is actually utilised, the actual expenses incurred are charged to profit or loss.

For the year 2016,2017 and 2018, the movement of other comprehensive income of the Group are as below:

	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Beginning of the year	-	-	181,941
Addition due to fair value changes on available-for-sale investments	-	242,588	-
Addition due to deferred liabilities related to fair value changes on available-for-sale investments	-	(60,647)	-
End of the year	-	181,941	181,941

Financial assets at FVOCI

The Group has elected to recognise changes in the fair value of certain investments in equity securities in OCI, as explained in note 2.12. These changes are accumulated within the FVOCI reserve within equity. The Group transfers amounts from this reserve to retained earnings when the relevant equity securities are derecognised.

Available-for-sale financial assets – until 31 December 2017

Changes in the fair value and exchange differences arising on translation of investments that were classified as available-for-sale financial assets (e.g. equities), were recognised in other comprehensive income and accumulated in a separate reserve within equity. Amounts were reclassified to profit or loss when the associated assets are sold or impaired, see accounting policy note 2.12 for details.